MoA Clear Passage 2045 Fund Expense Example - MoA Clear Passage 2045 Fund - MoA Clear Passage 2045 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 582